Fair Value Disclosures	9 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 6. Fair Value Disclosures

Fair Value Measurements:

Cornerstone uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  In accordance with the Fair Value Measurements and Disclosures ASC Topic 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

ASC Topic 820 provides a consistent definition of fair value, which focuses on exit price in an orderly transaction between market participants at the measurement date under current market conditions.  If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment.  The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

ASC Topic 820 also establishes a three-tier fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, as follows:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that Cornerstone has the ability to access.

Level 2 - Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.

Level 3 - Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by Cornerstone in estimating fair value disclosures for financial instruments.  There have been no changes in the methodologies used at September 30, 2011 and December 31, 2010.

Cash and cash equivalents:

The carrying amounts of cash and cash equivalents approximate fair values based on the short-term nature of the assets.

Securities:

Fair values are estimated using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads.  Securities classified as available for sale are reported at fair value utilizing Level 2 inputs.

The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank.

Loans:

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  Fair values for fixed-rate loans are estimated using discounted cash flow analysis, using market interest rates for comparable loans.  Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired.  Once a loan is identified as individually impaired, management measures impairment in accordance with ASC Topic 310, Accounting by Creditors for Impairment of a Loan.  The fair value of impaired loans is estimated using several methods including collateral value, liquidation value and discounted cash flows.

Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans.  At September 30, 2011, substantially all of the total impaired loans were evaluated based on the fair value of collateral.  In accordance with ASC Topic 820, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy.  When the fair value of the collateral is based on an observable market price or a current appraised value, Cornerstone records the impaired loan as nonrecurring Level 2.  When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, Cornerstone records the impaired loan as nonrecurring Level 3.

Cash surrender value of life insurance:

The carrying amounts of cash surrender value of life insurance approximate their fair value.  The carrying amount is based on information received from the insurance carriers indicating the financial performance of the policies and the amount Cornerstone would receive should the policies be surrendered.  Cornerstone reflects these assets within Level 2 of the valuation hierarchy.

Foreclosed assets:

Foreclosed assets, consisting of properties obtained through foreclosure or in satisfaction of loans, is initially recorded at fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs.  At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses.  Gains or losses on sale and any subsequent adjustment to the fair value are recorded as a component of foreclosed real estate expense.  Foreclosed assets are included in Level 2 of the valuation hierarchy.

Deposits:

The fair value of deposits with no stated maturity, such as noninterest-bearing and interest-bearing demand deposits, savings deposits, and money market accounts, is equal to the amount payable on demand at the reporting date.  The carrying amounts of variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date.  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

Securities sold under agreements to repurchase:

The estimated fair value of these liabilities approximates their carrying value.

Federal Home Loan Bank advances and other borrowings:

The carrying amounts of FHLB advances and other borrowings approximate their fair value.

Accrued interest:

The carrying amounts of accrued interest approximate fair value.

Commitments to extend credit, letters of credit and lines of credit:

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

Assets and liabilities recorded at fair value on a recurring basis are as follows.

		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	Balance as of	for Identical	Observable	Unobservable
	September 30,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Debt securities available for sale:

U.S. Government agencies	$4,264,058	$-	$4,264,058	$-
State and municipal securities	22,265,189	-	22,265,189	-
Mortgage-backed securities:
Residential mortgage guaranteed by GNMA	12,378,406	-	12,378,406	-
Collateralized mortgage obligations issued or guaranteed by U.S. Government agencies or sponsored agencies	54,758,500	-	54,758,500	-

Total securities available for sale	$93,666,153	$-	$93,666,153	$-

Cash surrender value of life insurance	$1,158,537	$-	$1,158,537	$-

Cornerstone has no assets or liabilities whose fair values are measured on a recurring basis using Level 3 inputs.

Certain assets and liabilities are measured at fair value on a nonrecurring basis, which means the assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The tables below present information about assets and liabilities on the balance sheet at September 30, 2011 for which a nonrecurring change in fair value was recorded (amount in thousands).

		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	Balance as of	for Identical	Observable	Unobservable
	September 30,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$6,239	$-	$6,239	$-
Foreclosed assets (OREO & Repossessions)	18,255	-	18,255	-

Loans include impaired loans held for investment for which an allowance for loan losses has been calculated based upon the fair value of the loans at September 30, 2011.  Losses derived from Level 2 inputs were calculated by models incorporating significant observable market data.

The carrying amount and estimated fair value of Cornerstone's financial instruments at September 30, 2011 and December 31, 2010 are as follows (amounts in thousands):

	September 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Cash and cash equivalents	$32,934	$32,934	$22,982	$22,982
Securities	93,742	93,744	108,346	108,349
Federal Home Loan Bank stock	2,323	2,323	2,323	2,323
Loans, net	263,537	264,515	276,115	277,796
Cash surrender value of life insurance	1,159	1,159	1,114	1,114
Accrued interest receivable	1,337	1,337	1,326	1,326

Liabilities:
Noninterest-bearing demand deposits	40,115	40,115	28,980	28,980
Interest-bearing demand deposits	22,774	22,774	24,834	24,834
Savings deposits and money market accounts	43,477	43,477	34,042	34,042
Time deposits	216,185	218,072	247,591	249,990
Federal funds purchased and securities sold under agreements to repurchase	26,054	26,054	24,325	24,325
Federal Home Loan Bank advances and other borrowings	43,045	43,045	54,715	54,715
Accrued interest payable	91	91	177	177

Unrecognized financial instruments (net of contract amount):
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-
Lines of credit	-	-	-	-